Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets and Liabilities on Recurrent Basis - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets for trading at FVTPL
Assets	$ 17,703,505	$ 20,770,134
Financial liabilities for trading at FVTPL
Liabilities	13,069,568	15,126,082
Level 1 [Member]
Financial assets for trading at FVTPL
Assets	4,627,223	6,024,453
Financial liabilities for trading at FVTPL
Liabilities
Level 2 [Member]
Financial assets for trading at FVTPL
Assets	12,970,571	14,602,905
Financial liabilities for trading at FVTPL
Liabilities	13,069,568	15,126,082
Level 3 [Member]
Financial assets for trading at FVTPL
Assets	105,711	142,776
Financial liabilities for trading at FVTPL
Liabilities
Financial derivative contracts FVTPL [Member]
Financial liabilities for trading at FVTPL
Liabilities	9,521,575	11,319,320
Financial derivative contracts FVTPL [Member] | Level 1 [Member]
Financial liabilities for trading at FVTPL
Liabilities
Financial derivative contracts FVTPL [Member] | Level 2 [Member]
Financial liabilities for trading at FVTPL
Liabilities	9,521,575	11,319,320
Financial derivative contracts FVTPL [Member] | Level 3 [Member]
Financial liabilities for trading at FVTPL
Liabilities
Financial derivative contracts for accounting hedges [Member]
Financial liabilities for trading at FVTPL
Liabilities	2,466,767	2,788,794
Financial derivative contracts for accounting hedges [Member] | Level 1 [Member]
Financial liabilities for trading at FVTPL
Liabilities
Financial derivative contracts for accounting hedges [Member] | Level 2 [Member]
Financial liabilities for trading at FVTPL
Liabilities	2,466,767	2,788,794
Financial derivative contracts for accounting hedges [Member] | Level 3 [Member]
Financial liabilities for trading at FVTPL
Liabilities
Guarantees received (margin accounts) [Member]
Financial liabilities for trading at FVTPL
Liabilities	1,081,226	1,017,968
Guarantees received (margin accounts) [Member] | Level 1 [Member]
Financial liabilities for trading at FVTPL
Liabilities
Guarantees received (margin accounts) [Member] | Level 2 [Member]
Financial liabilities for trading at FVTPL
Liabilities	1,081,226	1,017,968
Guarantees received (margin accounts) [Member] | Level 3 [Member]
Financial liabilities for trading at FVTPL
Liabilities
Financial derivative contracts FVTPL [Member]
Financial assets for trading at FVTPL
Assets	10,119,486	11,672,960
Financial derivative contracts FVTPL [Member] | Level 1 [Member]
Financial assets for trading at FVTPL
Assets
Financial derivative contracts FVTPL [Member] | Level 2 [Member]
Financial assets for trading at FVTPL
Assets	10,119,486	11,672,922
Financial derivative contracts FVTPL [Member] | Level 3 [Member]
Financial assets for trading at FVTPL
Assets		38
Debt financial instruments FBTPL [Member]
Financial assets for trading at FVTPL
Assets	98,308	154,046
Debt financial instruments FBTPL [Member] | Level 1 [Member]
Financial assets for trading at FVTPL
Assets	98,308	154,046
Debt financial instruments FBTPL [Member] | Level 2 [Member]
Financial assets for trading at FVTPL
Assets
Debt financial instruments FBTPL [Member] | Level 3 [Member]
Financial assets for trading at FVTPL
Assets
Debt instruments at FVOCI [Member]
Financial assets for trading at FVTPL
Assets	4,536,025	5,880,733
Debt instruments at FVOCI [Member] | Level 1 [Member]
Financial assets for trading at FVTPL
Assets	4,528,915	5,870,407
Debt instruments at FVOCI [Member] | Level 2 [Member]
Financial assets for trading at FVTPL
Assets	6,656	9,894
Debt instruments at FVOCI [Member] | Level 3 [Member]
Financial assets for trading at FVTPL
Assets	454	432
Other financial instruments FVOCI [Member]
Financial assets for trading at FVTPL
Assets	105,257	142,306
Other financial instruments FVOCI [Member] | Level 1 [Member]
Financial assets for trading at FVTPL
Assets
Other financial instruments FVOCI [Member] | Level 2 [Member]
Financial assets for trading at FVTPL
Assets
Other financial instruments FVOCI [Member] | Level 3 [Member]
Financial assets for trading at FVTPL
Assets	105,257	142,306
Financial derivative contracts for hedge accounting [Member]
Financial assets for trading at FVTPL
Assets	605,529	477,762
Financial derivative contracts for hedge accounting [Member] | Level 1 [Member]
Financial assets for trading at FVTPL
Assets
Financial derivative contracts for hedge accounting [Member] | Level 2 [Member]
Financial assets for trading at FVTPL
Assets	605,529	477,762
Financial derivative contracts for hedge accounting [Member] | Level 3 [Member]
Financial assets for trading at FVTPL
Assets
Guarantee deposits (margin accounts) [Member]
Financial assets for trading at FVTPL
Assets	2,238,900	2,442,327
Guarantee deposits (margin accounts) [Member] | Level 1 [Member]
Financial assets for trading at FVTPL
Assets
Guarantee deposits (margin accounts) [Member] | Level 2 [Member]
Financial assets for trading at FVTPL
Assets	2,238,900	2,442,327
Guarantee deposits (margin accounts) [Member] | Level 3 [Member]
Financial assets for trading at FVTPL
Assets